Digital Assets – Restricted - Narrative (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Crypto Asset, Activity [Line Items]
Digital assets - restricted	$ 140,283,000	$ 18,023,589	$ 0
Derivative contracts, cryptocurrency
Crypto Asset, Activity [Line Items]
Digital assets - restricted	$ 140,283,000	$ 18,023,589